Administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expense by nature
Key management compensation	$ 27,083	$ 35,437	$ 19,805
Share-based payment expense	13,265	11,780	8,342
Business combination transaction costs	20,851	15,779	13,727
Impairment of withholding tax receivables	52,334	61,810	31,533
Impairment of Goodwill	121,596
Net (gain)/loss on disposal of property, plant and equipment	3,382	(2,499)	(764)
Administrative expense
Expense by nature
Facilities, short term rental and upkeep	34,203	23,210	12,872
Depreciation	9,995	13,917	6,240
Amortization	5,280	4,115	2,912
Travel costs	15,535	8,654	6,815
Staff costs	132,399	101,567	78,376
Key management compensation	21,703	25,642	13,776
Share-based payment expense	13,265	11,780	8,342
Professional fees	38,964	49,685	38,200
Business combination transaction costs	20,851	15,779	13,727
Impairment of withholding tax receivables	52,334	61,810	31,533
Impairment of Goodwill	121,596
Net (gain)/loss on disposal of property, plant and equipment	3,382	(2,499)	(764)
Operating taxes	963	1,561	2,239
Other	30,705	21,290	21,844
Total	$ 501,175	$ 336,511	$ 236,112